1940 Act
Rule 30b2-1

VIA EDGAR

September 10, 2012

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

Re:	PHL Variable Accumulation Account

File No. 811-08914, CIK 0000934344

Rule 30b2-1 Filing

Dear Sir or Madam:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the “Act”), the referenced separate account, a unit investment trust registered under the Act, mailed to its contract owners reports for the underlying management investment companies listed in the table below. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

Pursuant to Rule 30d-1 under the Act, each investment company listed below filed a report on Form N-CSR with the Securities and Exchange Commission on the dates indicated. These filings are hereby incorporated by reference.

Investment Company	CIK	Date Filed
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	0000896435	8/24/2012
Alger Portfolios	0000832566	8/17/2012
AllianceBernstein Variable Products Series Fund, Inc.	0000825316	8/23/2012
Anchor Series Trust	0000726735	9/7/2012
Calvert Variable Products, Inc.	0000743773	9/6/2012
DWS Investments VIT Funds	0001006373	8/20/2012
Federated Insurance Series	0000912577	8/23/2012
Fidelity Variable Insurance Products Fund	0000356494	8/17/2012
Fidelity Variable Insurance Products Fund II	0000831016	8/17/2012
Fidelity Variable Insurance Products III	0000927384	8/17/2012
Fidelity Variable Insurance Products Fund V	0000823535	8/23/2012
Franklin Templeton Variable Insurance Products Trust	0000837274	8/30/2012
Franklin Templeton Variable Insurance Products Trust-TIP (Class 1)	0000837274	8/30/2012
Lazard Retirement Series, Inc.	0001033669	9/10/2012
Lord Abbett Series Fund Inc.	0000855396	8/21/2012
Neuberger Berman Advisers Management Trust-Class S	0000736913	9/6/2012
Oppenheimer Variable Account Funds-Service Shares	0000752737	8/28/2012
PIMCO Variable Insurance Trust-Advisor Class	0001047304	8/31/2012
Rydex Variable Trust	0001064046	8/31/2012
Sentinel Variable Products Trust	0001112513	9/7/2012
Virtus Variable Insurance Trust	0000792359	9/6/2012
Wanger Advisors Trust	0000929521	8/27/2012

/s/Lois L. McGuire

Lois L. McGuire

Director

Phoenix Life Insurance Company